Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	NewCo Class A Multiple Voting Shares
Amount Registered | shares	515,387,046
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 1.19
Offering Note	All securities being registered will be issued by Xanadu Quantum Technologies Limited, a company incorporated under the Business Corporations Act (Ontario) (“NewCo”), in connection with the business combination (the “Business Combination”) described in the accompanying proxy statement/prospectus forming a part of this registration statement (the “proxy statement/prospectus”). As a result of the Business Combination, NewCo, Xanadu Quantum Technologies Inc., a corporation continued under the Business Corporations Act (Ontario) (“Old Xanadu”), and Crane Harbor Acquisition Corp., a Cayman Islands exempted company (“Crane Harbor”), pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement and the plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Plan of Arrangement”), (i) Crane Harbor will continue as a corporation under the laws of the Business Corporations Act (Ontario); and (ii) NewCo will acquire all of the issued and outstanding shares of Old Xanadu and Crane Harbor. In connection with the Business Combination: (i) each preferred share of Old Xanadu will be converted into one voting common share of Old Xanadu (each an “Old Xanadu Common Share”); (ii) each Old Xanadu Common Share will be exchanged for a multiple voting share of NewCo (each a “NewCo Class A Multiple Voting Share”) and each non-voting common share of Old Xanadu (each an “Old Xanadu Non-Voting Common”) will be exchanged for a subordinate voting share of NewCo (each a “NewCo Class B Subordinate Voting Share”), in each case, based on an exchange ratio specified in the Plan of Arrangement (the “Exchange Ratio”); (iii) each outstanding right of Crane Harbor will be exercised for one-tenth of a Crane Harbor Class A Ordinary Share, par value $0.0001 (each a “Crane Harbor Class A Ordinary Share”); (iv) each Crane Harbor Class A Ordinary Share (including those issued upon exercise of the rights) and each Crane Harbor Class B Ordinary Share, par value $0.0001 (each, a “Crane Harbor Class B Ordinary Share”), will be exchanged for one NewCo Class B Subordinate Voting Share; (v) each option to purchase an Old Xanadu Common Share will be exchanged for an option to purchase NewCo Class A Multiple Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; (vi) each option to purchase shares of Old Xanadu Non-Voting Common will be exchanged for an option to purchase NewCo Class B Subordinate Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; and (vii) each outstanding Old Xanadu warrant will be exchanged for a warrant to purchase NewCo Class A Multiple Voting Shares or NewCo Class B Subordinate Voting Shares, as applicable, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio. Upon completion of the Business Combination, Old Xanadu and Crane Harbor will be wholly-owned subsidiaries of NewCo

As a result of the Business Combination, NewCo will issue (i) 254,435,917 NewCo Class A Multiple Voting Shares in respect of preferred shares of Old Xanadu and Old Xanadu Common Shares and 254,435,917 NewCo Class B Subordinate Voting Shares issuable on the conversion of such NewCo Class A Multiple Voting Shares and (ii) up to 3,257,606 NewCo Class A Multiple Voting Shares underlying options to purchase Old Xanadu Common Shares that will be exchanged for options to purchase NewCo Class A Multiple Voting Shares and 3,257,606 NewCo Class B Subordinate Voting Shares issuable on the conversion of such NewCo Class A Multiple Voting Shares.

Old Xanadu is a private company, no market exists for its securities, and has an accumulated deficit. The preferred shares of Old Xanadu and Old Xanadu Common Shares being exchanged in the Business Combination have no par value. Therefore, in accordance with Rule 457(f), the proposed maximum aggregate offering price is being calculated based on one-third of the aggregate par value of the Crane Harbor Class A Ordinary Shares, or $0.00003. Consistent with Rule 457(i), no additional registration fee is due with respect to the NewCo Class B Subordinate Voting Shares issuable upon conversion of the NewCo Class A Multiple Voting Shares. The amount of registration fee with respect to such securities should be $0.00, as the maximum aggregate offering price is $0.00; the amount of registration fee previously reported in prior filings of this registration statement on Form F-4 was calculated in error.

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	NewCo Class B Subordinate Voting Shares
Amount Registered | shares	32,237,333
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 354,610,663.00
Amount of Registration Fee	$ 48,971.73
Offering Note	All securities being registered will be issued by Xanadu Quantum Technologies Limited, a company incorporated under the Business Corporations Act (Ontario) (“NewCo”), in connection with the business combination (the “Business Combination”) described in the accompanying proxy statement/prospectus forming a part of this registration statement (the “proxy statement/prospectus”). As a result of the Business Combination, NewCo, Xanadu Quantum Technologies Inc., a corporation continued under the Business Corporations Act (Ontario) (“Old Xanadu”), and Crane Harbor Acquisition Corp., a Cayman Islands exempted company (“Crane Harbor”), pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement and the plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Plan of Arrangement”), (i) Crane Harbor will continue as a corporation under the laws of the Business Corporations Act (Ontario); and (ii) NewCo will acquire all of the issued and outstanding shares of Old Xanadu and Crane Harbor. In connection with the Business Combination: (i) each preferred share of Old Xanadu will be converted into one voting common share of Old Xanadu (each an “Old Xanadu Common Share”); (ii) each Old Xanadu Common Share will be exchanged for a multiple voting share of NewCo (each a “NewCo Class A Multiple Voting Share”) and each non-voting common share of Old Xanadu (each an “Old Xanadu Non-Voting Common”) will be exchanged for a subordinate voting share of NewCo (each a “NewCo Class B Subordinate Voting Share”), in each case, based on an exchange ratio specified in the Plan of Arrangement (the “Exchange Ratio”); (iii) each outstanding right of Crane Harbor will be exercised for one-tenth of a Crane Harbor Class A Ordinary Share, par value $0.0001 (each a “Crane Harbor Class A Ordinary Share”); (iv) each Crane Harbor Class A Ordinary Share (including those issued upon exercise of the rights) and each Crane Harbor Class B Ordinary Share, par value $0.0001 (each, a “Crane Harbor Class B Ordinary Share”), will be exchanged for one NewCo Class B Subordinate Voting Share; (v) each option to purchase an Old Xanadu Common Share will be exchanged for an option to purchase NewCo Class A Multiple Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; (vi) each option to purchase shares of Old Xanadu Non-Voting Common will be exchanged for an option to purchase NewCo Class B Subordinate Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; and (vii) each outstanding Old Xanadu warrant will be exchanged for a warrant to purchase NewCo Class A Multiple Voting Shares or NewCo Class B Subordinate Voting Shares, as applicable, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio. Upon completion of the Business Combination, Old Xanadu and Crane Harbor will be wholly-owned subsidiaries of NewCo.

As a result of the Business Combination, NewCo will issue (i) 22,000,000 shares of NewCo Class B Subordinate Voting Shares to public shareholders of Crane Harbor in exchange for 22,000,000 Crane Harbor Class A Ordinary Shares, which were issued in connection with Crane Harbor’s initial public offering (“IPO”), (ii) 2,200,000 shares of NewCo Class B Subordinate Voting Shares to public shareholders of Crane Harbor upon the exchange of the rights of Crane Harbor issued in connection with the IPO, (iii) 7,333,333 shares of NewCo Class B Subordinate Voting Shares to Crane Harbor Sponsor LLC, a Delaware limited liability company (the “Sponsor”), in exchange for 7,333,333 Crane Harbor Class B Ordinary Shares, (iv) 640,000 shares of NewCo Class B Subordinate Voting Shares to the Sponsor in exchange for 640,000 Crane Harbor Class A Ordinary Shares, and (v) 64,000 shares of NewCo Class B Subordinate Voting Shares to the Sponsor upon the exchange of the rights of Crane Harbor which were sold in a private placement consummated concurrently with the IPO.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on $11.00, the average of the high and low trading prices of Crane Harbor Class A Ordinary Shares on January 26, 2026 (within five business days prior to the initial filing of this registration statement), as reported by the Nasdaq Stock Market LLC.

Pursuant to Rule 416(a) under the Securities Act there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	NewCo Class B Subordinate Voting Shares
Amount Registered | shares	47,510,149
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.22
Offering Note	All securities being registered will be issued by Xanadu Quantum Technologies Limited, a company incorporated under the Business Corporations Act (Ontario) (“NewCo”), in connection with the business combination (the “Business Combination”) described in the accompanying proxy statement/prospectus forming a part of this registration statement (the “proxy statement/prospectus”). As a result of the Business Combination, NewCo, Xanadu Quantum Technologies Inc., a corporation continued under the Business Corporations Act (Ontario) (“Old Xanadu”), and Crane Harbor Acquisition Corp., a Cayman Islands exempted company (“Crane Harbor”), pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement and the plan of arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Plan of Arrangement”), (i) Crane Harbor will continue as a corporation under the laws of the Business Corporations Act (Ontario); and (ii) NewCo will acquire all of the issued and outstanding shares of Old Xanadu and Crane Harbor. In connection with the Business Combination: (i) each preferred share of Old Xanadu will be converted into one voting common share of Old Xanadu (each an “Old Xanadu Common Share”); (ii) each Old Xanadu Common Share will be exchanged for a multiple voting share of NewCo (each a “NewCo Class A Multiple Voting Share”) and each non-voting common share of Old Xanadu (each an “Old Xanadu Non-Voting Common”) will be exchanged for a subordinate voting share of NewCo (each a “NewCo Class B Subordinate Voting Share”), in each case, based on an exchange ratio specified in the Plan of Arrangement (the “Exchange Ratio”); (iii) each outstanding right of Crane Harbor will be exercised for one-tenth of a Crane Harbor Class A Ordinary Share, par value $0.0001 (each a “Crane Harbor Class A Ordinary Share”); (iv) each Crane Harbor Class A Ordinary Share (including those issued upon exercise of the rights) and each Crane Harbor Class B Ordinary Share, par value $0.0001 (each, a “Crane Harbor Class B Ordinary Share”), will be exchanged for one NewCo Class B Subordinate Voting Share; (v) each option to purchase an Old Xanadu Common Share will be exchanged for an option to purchase NewCo Class A Multiple Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; (vi) each option to purchase shares of Old Xanadu Non-Voting Common will be exchanged for an option to purchase NewCo Class B Subordinate Voting Shares, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio; and (vii) each outstanding Old Xanadu warrant will be exchanged for a warrant to purchase NewCo Class A Multiple Voting Shares or NewCo Class B Subordinate Voting Shares, as applicable, with the number of underlying shares and exercise price adjusted based on the Exchange Ratio. Upon completion of the Business Combination, Old Xanadu and Crane Harbor will be wholly-owned subsidiaries of NewCo.

As a result of the Business Combination, NewCo will issue (i) 1,383,371 shares of NewCo Class B Subordinate Voting Shares in respect of certain existing equity holders of Old Xanadu Non-Voting Common, and (ii) up to 46,126,778 NewCo Class B Subordinate Voting Shares underlying options to purchase shares of Old Xanadu Non-Voting Common that will be exchanged for options to purchase NewCo Class B Subordinate Voting Shares.

Old Xanadu is a private company, no market exists for its securities, and has an accumulated deficit. The preferred shares of Old Xanadu and Old Xanadu Common Shares being exchanged in the Business Combination have no par value. Therefore, the proposed maximum aggregate offering price is being calculated based on one-third of the aggregate par value of the Crane Harbor Class A Ordinary Shares, or $0.00003. The amount of registration fee with respect to such securities should be $0.00, as the maximum aggregate offering price is $0.00; the amount of registration fee previously reported in prior filings of this registration statement on Form F-4 was calculated in error.

Pursuant to Rule 416(a) under the Securities Act there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends or similar transactions.